Cash and cash equivalents	12 Months Ended
Mar. 31, 2014
Cash and cash equivalents

4.    Cash and cash equivalents:

Cash and cash equivalents at March 31, 2013 and 2014 comprised the following:

	2013	2014
	Millions of yen
Cash	¥518,555	¥847,980
Commercial paper and certificates of deposit, commercial paper and marketable securities purchased under agreements to resell	69,989	2,212
Time deposits, certificates of deposit and other	372,889	134,271

Total	¥961,433	¥984,463

Commercial paper and certificates of deposit, commercial paper and marketable securities purchased under agreements to resell and time deposits, certificates of deposit and other are stated at amounts that approximate fair value.

Cash is mainly deposited into several domestic financial institutions and there is no significant concentration of cash deposits in any particular financial institution.